Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents (Note 5)	$ 316,337	$ 394,795
Restricted cash		434
Accounts receivable, net of allowance for doubtful accounts and billing adjustments of $4.1 million and $4.5 million at 2011 and 2010, respectively	248,541	237,646
Deferred income tax assets (Note 20)	12,872	11,090
Prepaid expenses and other current assets (Note 6)	72,431	77,848
Total current assets	650,181	721,813
Property and equipment, net of accumulated depreciation and amortization (Notes 7 and 22)	266,608	300,102
Computer software, net of accumulated amortization (Note 8)	215,244	246,424
Contract acquisition costs, net of accumulated amortization (Note 9)	162,987	166,251
Goodwill (Note 10)	355,498	320,399
Equity investments (Note 11)	82,924	77,127
Other intangible assets, net of accumulated amortization (Note 12)	81,250	83,118
Deferred income tax assets, net	4,069	2,704
Other assets	39,631	34,323
Total assets	1,858,392	1,952,261
Current liabilities:
Accrued salaries and employee benefits	33,004	27,414
Accounts payable (Note 4)	26,095	36,068
Current portion of long-term debt (Note 13)	181,251	39,557
Current portion of obligations under capital leases (Note 13)	14,363	13,191
Other current liabilities (Note 14)	125,863	111,040
Total current liabilities	380,576	227,270
Long-term debt, excluding current portion (Note 13)	39,104	194,703
Deferred income tax liabilities (Note 20)	32,889	42,547
Obligations under capital leases, excluding current portion (Note 13)	24,489	30,573
Other long-term liabilities	60,325	53,363
Total liabilities	537,383	548,456
Redeemable noncontrolling interest		146,000
Shareholders' equity (Notes 15, 16, 17 and 18):
Common stock - $0.10 par value. Authorized 600,000 shares; 201,860 and 201,326 issued at 2011 and 2010, respectively; 189,031 and 194,528 outstanding at 2011 and 2010, respectively	20,186	20,133
Additional paid-in capital	125,948	119,722
Accumulated other comprehensive loss, net	(445)	(2,585)
Treasury stock (shares of 12,829 and 6,798 at 2011 and 2010, respectively)	(225,034)	(115,449)
Retained earnings	1,380,634	1,219,303
Total shareholders' equity	1,301,289	1,241,124
Noncontrolling interests in consolidated subsidiaries	19,720	16,681
Total equity	1,321,009	1,257,805
Commitments and contingencies (Note 19)
Total liabilities and equity	$ 1,858,392	$ 1,952,261